Investment Strategy	May 28, 2026
Defiance Daily Target 2X Long CRSR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Corsair Gaming, Inc. (“CRSR”)

Corsair Gaming, Inc. designs and sells high-performance gear for gamers, content creators, and personal computer (PC) enthusiasts.

CRSR is listed on the Nasdaq Global Select Market (“Nasdaq”). Per CRSR’s most recent 10-K filing, the aggregate market value of the registrant’s common stock held by its non-affiliates as of June 30, 2025, was approximately $435.3 million.

CRSR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CRSR pursuant to the Exchange Act can be located by reference to SEC file number 001-39533 through the SEC’s website at www.sec.gov. In addition, information regarding CRSR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of CRSR or other securities of CRSR. The Fund has derived all disclosures contained in this document regarding CRSR from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CRSR. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CRSR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRSR (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CRSR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of CRSR.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH CRSR. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, CRSR.

Moreover, CRSR has not participated in the development of the Fund’s investment strategy. CRSR does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. CRSR does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by CRSR. None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by CRSR or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, CRSR is assigned to the Technology Hardware, Storage & Peripherals industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long FSLY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Fastly, Inc. (“FSLY”)

Fastly, Inc. is an edge cloud and security company best known for its content delivery network (CDN), real-time edge compute platform, and expanding suite of security tools.

FSLY is listed on The Nasdaq Stock Market LLC (“Nasdaq”). Per FSLY’s most recent Form 10-K filing, the market value of the voting and non-voting common equity held by non-affiliates of FSLY, as of June 30, 2025, was approximately $1.0 billion.

FSLY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by FSLY pursuant to the Exchange Act can be located by reference to SEC file number 001-38897 through the SEC’s website at www.sec.gov. In addition, information regarding FSLY may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of FSLY or other securities of FSLY. The Fund has derived all disclosures contained in this document regarding FSLY from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to FSLY. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding FSLY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of FSLY (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning FSLY could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of FSLY.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH FSLY. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, FSLY.

Moreover, FSLY has not participated in the development of the Fund’s investment strategy. FSLY does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. FSLY does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by FSLY.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by FSLY or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, FSLY is assigned to the IT Services industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long PI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Impinj, Inc. (“PI”)

Impinj, Inc. is a leading provider and pioneer of RAIN RFID (radio-frequency identification) technology. The company designs and sells a platform that wirelessly connects billions of everyday items—such as apparel, automobile parts, luggage, and shipments—to the internet.

PI is listed on The Nasdaq Global Select Market (“Nasdaq”). Per PI’s most recent 10-K filing, as of June 30, 2025, the aggregate market value of PI’s common stock held by non-affiliates was approximately $2.9 billion.

PI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by PI pursuant to the Exchange Act can be located by reference to SEC file number 001-37824 through the SEC’s website at https://www.sec.gov. In addition, information regarding PI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of PI or other securities of PI. The Fund has derived all disclosures contained in this document regarding PI from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to PI. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PI (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of PI.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH PI. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, PI.

Moreover, PI has not participated in the development of the Fund’s investment strategy. PI does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. PI does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by PI.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by PI or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, PI is assigned to the Semiconductors & Semiconductor industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long RPID ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Rapid Micro Biosystems, Inc. (“RPID”)

Rapid Micro Biosystems, Inc., a life sciences technology company, provides products for the detection of microbial contamination in the manufacture of pharmaceutical, medical devices, and personal care products.

RPID is listed on the Nasdaq Capital Market (“Nasdaq”). Per RPID’s most recent 10-K filing, the aggregate market value of common stock held by its non-affiliates as of June 30, 2024, was approximately $28.2 million.

RPID is subject to the reporting requirements of the Securities Exchange Act of 1934, filing reports with the SEC under Commission File No. 001-40592. Information provided to or filed with the SEC by RPID can be located by reference to the foregoing number through the SEC’s website at www.sec.gov. In addition, information regarding RPID may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of RPID or other securities of RPID. The Fund has derived all disclosures contained in this document regarding RPID from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to RPID. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RPID is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RPID (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning RPID could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of RPID.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH RPID. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, RPID.

Moreover, RPID has not participated in the development of the Fund’s investment strategy. RPID does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. RPID does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by RPID.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by RPID or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, RPID is assigned to the Life Sciences Tools & Services industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long INFQ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Infleqtion, Inc.

Infleqtion, Inc. (“INFQ” or “Infleqtion”) is a neutral-atom quantum technology company that builds quantum computers, quantum sensing systems, optical clocks, RF receivers, inertial sensors, and quantum software. INFQ serves government, defense, aerospace, critical infrastructure, and enterprise customers. Churchill Capital Corp X (“CCX”) was a special purpose acquisition company (“SPAC”) that acquired Infleqtion and Infleqtion became a publicly traded company through the business combination on February 17, 2026.

INFQ is listed on the New York Stock Exchange (“NYSE”). Per CCX’s most recent proxy statement related to the business combination, filed January 23, 2026, 41,700,000 CCX Class A Ordinary Shares and 10,350,000 CCX Class B Ordinary Shares were issued and outstanding as of September 11, 2025 (pre-business combination).

INFQ is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by INFQ pursuant to the Exchange Act can be located by reference to SEC file number 001-42646 through the SEC’s website at www.sec.gov. In addition, information regarding INFQ may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of INFQ or other securities of INFQ. The Fund has derived all disclosures contained in this document regarding INFQ from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to INFQ. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding INFQ is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of INFQ (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning INFQ could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of INFQ.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH INFQ. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, INFQ.

Moreover, INFQ has not participated in the development of the Fund’s investment strategy. INFQ does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. INFQ does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by INFQ.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by INFQ or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, INFQ is assigned to the Technology Hardware, Storage & Peripherals industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.
Defiance Daily Target 2X Long AAOI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Applied Optoelectronics, Inc. (“AAOI”)

Applied Optoelectronics, Inc. designs, manufactures, and sells fiber-optic networking products. It offers optical modules, optical filters, lasers, laser components, subassemblies, transmitters and transceivers, turn-key equipment, headend, node, and distribution equipment, as well as amplifiers. The company sells its products to internet data center operators, cable television, telecom equipment manufacturers, fiber-to-the-home, and internet service providers through its direct and indirect sales channels.

AAOI is listed on the NASDAQ Global Market (“Nasdaq”). Per AAOI’s most recent 10-K filing, the aggregate market value common stock held by its non-affiliates as of June 30, 2025, was approximately $1.5 billion.

AAOI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AAOI pursuant to the Exchange Act can be located by reference to SEC file number 001-36083 through the SEC’s website at www.sec.gov. In addition, information regarding AAOI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of AAOI or other securities of AAOI. The Fund has derived all disclosures contained in this document regarding AAOI from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AAOI. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AAOI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAOI (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AAOI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of AAOI.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AAOI. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AAOI.

Moreover, AAOI has not participated in the development of the Fund’s investment strategy. AAOI does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AAOI does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AAOI.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by AAOI or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, AAOI is assigned to the Communication Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.